Note 2 - Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Feb. 02, 2013
Note 2 - Discontinued Operations and Assets Held for Sale (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Fiscal	Fiscal	Fiscal
	2012	2011	2010

Net revenues	$41,549	$44,845	$48,269
Cost of goods sold	25,107	25,101	26,685
Gross profit	16,442	19,744	21,584
Selling, general and administrative expenses	15,915	16,223	16,784
Other operating income	(1,588)	(757)	(59)
Total expenses	14,327	15,466	16,725
Operating income	2,115	4,278	4,859
Provision for income taxes	755	1,488	1,725
Income from discontinued operations, net of income taxes	$1,360	$2,790	$3,134

Assets and Liabilities [Member]
Note 2 - Discontinued Operations and Assets Held for Sale (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Fiscal 2012	Fiscal 2011

Inventories, net	$5,704	$6,212
Prepaid catalog costs	690	1,016
Other current assets	415	395
Total current assets	6,809	7,623
Property and equipment, net	690	-
Total assets	$7,499	$7,623

Accounts payable	$4,236	$3,913
Accrued expenses	560	802
Customer liabilities	370	479
Total liabilities	$5,166	$5,194